Segment information (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Geographical Analysis of Non-Current Assets

The geographical analysis of non-current assets is as follows:

(in USD ‘000)	June 30, 2019	December 31, 2018
	unaudited	audited
Switzerland	23,612	21,954
USA	903	246

Total non-current assets	24,515	22,200

Summary of Geographical Analysis of Operating Expenses

The geographical analysis of operating expenses is as follows:

unaudited (in USD ’000)	Three-month period ended June 30,		Six-month period ended June 30,
	2019	2018	2019	2018
Switzerland	33,558	17,121	57,811	36,139
USA	1,066	1,074	2,208	2,047

Total operating expenses	34,624	18,195	60,019	38,186